Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial Assets and Liabilities Measured on Recurring Basis, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Assets:
Asset	$ 37	$ 43
Liabilities:
Liabilities	44	44
Interest rate contracts
Liabilities:
Liabilities	22	24
Deferred compensation liabilities
Liabilities:
Liabilities	22	20
Level 1
Assets:
Asset	37	43
Liabilities:
Liabilities	22	20
Level 1 | Interest rate contracts
Liabilities:
Liabilities
Level 1 | Deferred compensation liabilities
Liabilities:
Liabilities	22	20
Level 2
Assets:
Asset
Liabilities:
Liabilities	22	24
Level 2 | Interest rate contracts
Liabilities:
Liabilities	22	24
Level 2 | Deferred compensation liabilities
Liabilities:
Liabilities
Level 3
Assets:
Asset
Liabilities:
Liabilities
Level 3 | Interest rate contracts
Liabilities:
Liabilities
Level 3 | Deferred compensation liabilities
Liabilities:
Liabilities
Investments in equity securities
Assets:
Asset	13	21
Investments in equity securities | Level 1
Assets:
Asset	13	21
Investments in equity securities | Level 2
Assets:
Asset
Investments in equity securities | Level 3
Assets:
Asset
Plan assets for deferred compensation
Assets:
Asset	22	20
Plan assets for deferred compensation | Level 1
Assets:
Asset	22	20
Plan assets for deferred compensation | Level 2
Assets:
Asset
Plan assets for deferred compensation | Level 3
Assets:
Asset
Investment in mutual funds
Assets:
Asset	2	2
Investment in mutual funds | Level 1
Assets:
Asset	2	2
Investment in mutual funds | Level 2
Assets:
Asset
Investment in mutual funds | Level 3
Assets:
Asset